LONG TERM LOANS FROM BANKS (Composition) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Long Term Debt [Line Items]
Average interest rate	P+1.41%
Linkage basis	NIS
Due to Banks	$ 4,597	$ 3,271
Less - current portion	(656)	(766)
Notes payable to bank, noncurrent	$ 3,941	$ 2,505